Other operating income expense (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Recoverable cash advances
Initial measurement and re-measurement	€ 247,000	€ 385,000
Total Other Operating Income	283,000	265,000	€ 459,000
Other operating income expense
Recoverable cash advances
Initial measurement and re-measurement	247,000	385,000	147,000
R&D incentives (Australia)	86,000	645,000	1,000,000
Capitalization of R&D incentive	(123,000)	(615,000)	(573,000)
Other income/(expenses)	73,000	(150,000)	(115,000)
Total Other Operating Income	€ 283,000	€ 265,000	€ 459,000